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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.
                                   Form 13F

                              Form 13F COVER PAGE
Report for the Calendar Year or Quarter        June 30, 2009
  Ended:                                       -------------
Check here if Amendment [  ];
Amendment Number:
       This Amendment (Check only one.):       [  ] is a restatement.
                                               [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Bain Capital Fund VI, L.P.*
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Address:  111 Huntington Avenue
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          Boston, MA 02199
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Form 13F File Number:  28-11264
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael F. Goss
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Title:  Managing Director and Chief Operating Officer of Bain
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        Capital Investors, LLC, which is the general partner of
        -------------------------------------------------------------
        Bain Capital Partners VI, L.P., which is the general partner
        -------------------------------------------------------------
        of Bain Capital Fund VI, L.P.
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Phone:  (617) 516-2000
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Signature, Place, and Date of Signing:

   /s/ Michael F. Goss   Boston, MA    8/14/09
   -------------------   ------------  ------
   [Signature]           [City, State] [Date]

*The report on Form 13F for the period ended June 30, 2009 for Bain Capital Fund VI, L.P. (the "Fund") is being filed by Bain Capital Investors, LLC, the general partner of Bain Capital Partners VI, L.P., which is the general partner of the Fund.

Report Type (Check only one.):
[  ]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

             Form 13F File Number  Name
             28-11185              Bain Capital Investors, LLC
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             28-11188              Bain Capital Partners VI, L.P.
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